Stock-Based Compensation (Details) - Incentive Plan [Member] - Unvested Restricted Stock [Member]	12 Months Ended
Sep. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Unvested Outstanding at beginning balance
Granted	2,041,067
Forfeited	(28,622)
Vested
Unvested Outstanding at ending balance	2,012,445